Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Cumulative Effect, Period of Adoption, Adjustment [Member]	Total shareholders' equity	Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury shares, at cost	Accumulated other comprehensive income	Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling interests		Bank		Bank Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Total shareholders' equity	Bank Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Common shares	Bank Additional paid-in capital	Bank Retained earnings	Bank Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Noncontrolling interests
Balance at Dec. 31, 2018		SFr 44,019		SFr 178	SFr 43,922	SFr 178	SFr 102	SFr 34,889	SFr 26,973	SFr 242	SFr (61)	SFr (17,981)	SFr (64)	SFr 97		SFr 45,994		SFr 178	SFr 45,296	SFr 178	SFr 4,400	SFr 45,557	SFr 10,179	SFr 242	SFr 0		SFr (14,840)	SFr (64)	SFr 698
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(18)												(18)		(18)													(18)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		18												18		12													12
Net income/(loss)		1,686			1,686				1,686							1,560			1,553				1,553						7
Total other comprehensive income/(loss), net of tax		(902)			(901)							(901)		(1)		(1,501)			(1,494)								(1,494)		(7)
Sale of treasury shares		4,720			4,720			3			4,717
Repurchase of treasury shares		(5,718)			(5,718)						(5,718)
Share-based compensation, net of tax		360			360			(99)			459					(167)			(167)			(167)
Financial instruments indexed to own shares		121			121			121
Dividends on share-based compensation, net of tax																(32)			(32)			(32)
Dividends paid		(696)			(695)											(11)			(10)				(10)
Dividends paid out of reserves from capital contributions								(695)
Cash dividends paid to noncontrolling interest holders														(1)															(1)
Change in scope of consolidation, net		160												160		160													160
Other																(1)			(2)			(2)							1
Balance at Jun. 30, 2019		43,928			43,673		102	34,219	28,901		(603)	(18,946)		255		46,174			45,322		4,400	45,356	11,964		0		(16,398)		852
Balance at Mar. 31, 2019		43,931			43,825		102	35,212	27,964		(580)	(18,873)		106
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(15)												(15)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		7												7
Net income/(loss)		937			937				937
Total other comprehensive income/(loss), net of tax		(76)			(73)							(73)		(3)		(733)
Sale of treasury shares		1,886			1,886			(4)			1,890
Repurchase of treasury shares		(2,351)			(2,351)						(2,351)
Share-based compensation, net of tax		86			86			(352)			438
Financial instruments indexed to own shares		58			58			58
Dividends paid		(695)			(695)
Dividends paid out of reserves from capital contributions								(695)
Change in scope of consolidation, net		160												160
Balance at Jun. 30, 2019		43,928			43,673		102	34,219	28,901		(603)	(18,946)		255		46,174			45,322		4,400	45,356	11,964		0		(16,398)		852
Balance at Dec. 31, 2019		43,714		(132)	43,644	(132)	102	34,661	30,634	(132)	(1,484)	(20,269)		70		46,763		(132)	46,120	(132)	4,400	45,774	13,492	(132)	0	[1]	(17,546)		643
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(4)												(4)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		2												2
Net income/(loss)		1,311			1,314				1,314					(3)
Total other comprehensive income/(loss), net of tax		4,016			4,017							4,017		(1)
Sale of treasury shares		2,491			2,491			(36)			2,527
Repurchase of treasury shares		(2,966)			(2,966)						(2,966)
Share-based compensation, net of tax		292			292			251			41
Change in scope of consolidation, net		34												34
Other		15			15			15
Balance at Mar. 31, 2020		48,773			48,675		102	34,891	31,816		(1,882)	(16,252)		98
Balance at Dec. 31, 2019		43,714		SFr (132)	43,644	SFr (132)	102	34,661	30,634	SFr (132)	(1,484)	(20,269)		70		46,763		SFr (132)	46,120	SFr (132)	4,400	45,774	13,492	SFr (132)	0	[1]	(17,546)		643
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(8)	[2],[3]											(8)	[2],[3]	(8)	[4],[5]												(8)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		5	[3]											5	[3]	5	[5]												5	[5]
Net income/(loss)		2,471			2,476				2,476					(5)		2,338			2,334				2,334						4
Total other comprehensive income/(loss), net of tax		964			965							965		(1)		833			846								846		(13)
Sale of treasury shares		4,003			4,003			(33)			4,036
Repurchase of treasury shares		(4,499)			(4,499)						(4,499)
Share-based compensation, net of tax		421			421			(135)			556					(1)			(1)			(1)
Dividends on share-based compensation, net of tax																(18)			(18)			(18)
Dividends paid		(358)			(358)				(170)							(10)			(10)			(10)
Dividends paid out of reserves from capital contributions	[6]							(188)
Change in scope of consolidation, net		249												249		249													249
Other		21			15			15						6		21			15			15							6
Balance at Jun. 30, 2020		46,851			46,535		102	34,320	32,808		(1,391)	(19,304)		316		50,040			49,154		4,400	45,760	15,694		0	[1]	(16,700)		886
Balance at Mar. 31, 2020		48,773			48,675		102	34,891	31,816		(1,882)	(16,252)		98
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[7],[8]	(4)												(4)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[8]	3												3
Net income/(loss)		1,160			1,162				1,162					(2)
Total other comprehensive income/(loss), net of tax		(3,052)			(3,052)							(3,052)				(2,995)
Sale of treasury shares		1,512			1,512			3			1,509
Repurchase of treasury shares		(1,533)			(1,533)						(1,533)
Share-based compensation, net of tax		129			129			(386)			515
Dividends paid		(358)			(358)				(170)
Dividends paid out of reserves from capital contributions	[9]							(188)
Change in scope of consolidation, net		215												215
Other		6												6
Balance at Jun. 30, 2020		SFr 46,851			SFr 46,535		SFr 102	SFr 34,320	SFr 32,808		SFr (1,391)	SFr (19,304)		SFr 316		SFr 50,040			SFr 49,154		SFr 4,400	SFr 45,760	SFr 15,694		SFr 0	[1]	SFr (16,700)		SFr 886

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Paid out of capital contribution reserves.
[7]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[8]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[9]	Paid out of reserves from capital contributions.